SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) (Parenthetical) ¥ in Millions				6 Months Ended
		Dec. 09, 2024 USD ($)	Dec. 09, 2024 CNY (¥)	Jun. 30, 2025 USD ($)		Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)		Oct. 30, 2023 USD ($)	Oct. 30, 2023 CNY (¥)
Related Party Transaction [Line Items]
Received the principal amount				$ 1,280,093
Beijing Xinlongmai Enterprise Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Short term loans				418,784	[1]			$ 410,999	[1]	$ 400,000	¥ 3.0
Huizhou Highpower Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Short term loans				139,595	[1]			136,999	[1]	$ 100,000	¥ 1.0
Mr Xiusheng Wang [Member]
Related Party Transaction [Line Items]
Received the principal amount		$ 13,700	¥ 0.1
Ms. Xiaodan Liu [Member]
Related Party Transaction [Line Items]
Short term loans	[1]			1,280,093
Borrowed revolving credit loan				$ 1,280,093		¥ 9.1
Bearing interest rate				8.00%

[1]	On October 30, 2023, the Company entered into two one-year loans with its related parties Beijing Xinlongmai Enterprise Management Co., Ltd. (“Beijing Xinlongmai”) and Huizhou Highpower Technology Co., Ltd. (“Huizhou Highpower”) of RMB 3 million ($0.4 million) and RMB 1 million ($0.1 million), respectively, both bearing zero interest rate and payable on demand.